Related Party Relationships and Transactions - Summary of Related Party Transactions (Detail) - INR (₨) ₨ in Millions		12 Months Ended
		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Entities controlled by promoters [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		₨ 305		₨ 559		₨ 451
Purchase of services		423		0
Items of property, plant and equipments purchased		155		330		129
Ticketing and Hospitality		448
Dividend	[1]	42,923		3,577		22,555
Buyback Of Shares	[1]			81,093
Rental income		31		26		26
Rent Paid		1				1
Contribution to post employment benefit plans		0		0		0
Others		70		14		27
Remuneration and short-term benefits	[2],[3]	0	[4]	0	[5]	0
Other benefits	[2],[6]	0	[4]	0	[5]	0
Balance as at the year end
Receivables		255		478		313
Payables		0		0		0
Key management personnel [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0		0		0
Purchase of services		0		0
Items of property, plant and equipments purchased		0		0		0
Ticketing and Hospitality		0
Dividend	[1]	2,780		232		1,458
Buyback Of Shares	[1]			5,028
Rental income		0		0		0
Rent Paid		12		7		7
Contribution to post employment benefit plans		0		0		0
Others		0		0		0
Remuneration and short-term benefits	[2],[3]	596	[4]	1,321	[5]	811
Other benefits	[2],[6]	283	[4]	585	[5]	301
Balance as at the year end
Receivables		0		0		0
Payables		254		638		167
Associate [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0		0		0
Purchase of services		0		107
Items of property, plant and equipments purchased		0		0		0
Ticketing and Hospitality		0
Dividend	[1]	0		0		0
Buyback Of Shares	[1]			0
Rental income		0		0		0
Rent Paid		0		0		0
Contribution to post employment benefit plans		0		0		0
Others		0		0		0
Remuneration and short-term benefits	[2],[3]	0	[4]	0	[5]	0
Other benefits	[2],[6]	0	[4]	0	[5]	0
Balance as at the year end
Receivables		0		0		0
Payables		0		0		0
Other related parties [member]
Disclosure of transactions between related parties [line items]
Sales of goods and services		0		0		0
Purchase of services		0		0
Items of property, plant and equipments purchased		0		0		0
Ticketing and Hospitality		0
Dividend	[1]	0		0		0
Buyback Of Shares	[1]			0
Rental income		0		0		0
Rent Paid		0		0		0
Contribution to post employment benefit plans		6,517		6,265		5,941
Others		0		0		0
Remuneration and short-term benefits	[2],[3]	0	[4]	0	[5]	0
Other benefits	[2],[6]	0	[4]	0	[5]	0
Balance as at the year end
Receivables		0		0		0
Payables		₨ 0		₨ 0		₨ 0

[1]	Includes relative of Key management personnel.
[2]	Post-employment benefits and other long-term benefits including compensated absences is not disclosed, as this is determined for the Company as a whole based on actuarial valuation.
[3]	Remuneration and short-term benefits includes sitting fees and commission paid to Non-Executive, Non-Independent Director, and Independent Directors.
[4]	Remuneration, short-term benefits and other benefits for Mr. Srinivas Pallia is for the period from April 7, 2024 to March 31, 2025.
[5]	Remuneration, short-term benefits and other benefits for Mr. Thierry Delaporte includes cash compensation in amount of ₹ 415, cost of accelerated vesting of ₹ 310 towards unvested stock options and ₹ 196 towards social security contributions.
[6]	Other benefits include ₹ 292, ₹ 575, and ₹ 277 as of March 31, 2023, 2024 and 2025, respectively towards amortization of RSUs granted to Key management personnel which vest over a period of time. This also includes RSU’s that will vest based on performance parameters of the Company.